Financial Instruments And Other Derivative Contracts - Summary of Net Carrying Amounts of Derivative Contracts Held (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	$ (11)	$ (3,371)
Interest Rate Swaps [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(183)	(121)
Forward Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(166)	111
Currency Swaps and Options [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(200)	(3,503)
Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	501	250
Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	37	(108)
Level 1 of fair value hierarchy [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	36	10
Level 1 of fair value hierarchy [Member] | Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	36	12
Level 1 of fair value hierarchy [Member] | Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps		(2)
Level 2 of fair value hierarchy [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(344)	(3,849)
Level 2 of fair value hierarchy [Member] | Interest Rate Swaps [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(183)	(121)
Level 2 of fair value hierarchy [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(166)	111
Level 2 of fair value hierarchy [Member] | Currency Swaps and Options [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(200)	(3,503)
Level 2 of fair value hierarchy [Member] | Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	302	(153)
Level 2 of fair value hierarchy [Member] | Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	(97)	(183)
Level 3 of Fair Value Hierarchy [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	297	468
Level 3 of Fair Value Hierarchy [Member] | Commodity Derivatives [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	163	391
Level 3 of Fair Value Hierarchy [Member] | Other Contracts [Member]
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Interest rate swaps	$ 134	$ 77